VARIABLE INTEREST ENTITIES ("VIEs") - Narrative (Details) $ in Thousands			1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Nov. 14, 2024 USD ($)	Nov. 13, 2024 vessel	Apr. 30, 2022 vessel	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2024 USD ($) [1]	Dec. 31, 2023 vessel	Feb. 17, 2022 USD ($)
Variable Interest Entity [Line Items]
Number of vessels assumed in sale and leaseback transaction | vessel		2
Non-controlling interest, deconsolidation of VIEs | $	$ 73,200			$ 115,412		$ 73,248
Non- controlling Interest
Variable Interest Entity [Line Items]
Non-controlling interest, deconsolidation of VIEs | $	73,200			$ 115,412		$ 73,248
Kool Ice and Kool Kevin
Variable Interest Entity [Line Items]
Acquisition of vessel, purchase price | $	$ 148,400
Secured debt | Senior Secured Sustainability Term Loan | Line of credit
Variable Interest Entity [Line Items]
Debt instrument, face amount | $								$ 570,000
Vessels disposal group | Golar LNG Limited
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transactions disposed | vessel			7
Number of vessels in sale and leaseback transactions repurchased prior to disposal | vessel			5
Variable interest entity
Variable Interest Entity [Line Items]
Number of vessels assumed in sale and leaseback transaction | vessel			2				2
Desconsolidation, number of vessels | vessel					5
Non-controlling interest, deconsolidation of VIEs | $					$ 115,400

[1]	On November 14, 2024, the Company exercised its options-- to repurchase Kool Ice and Kool Kelvin. After exercising the repurchase options, the Company no longer held a variable interest in the lessor SPVs and therefore the Company deconsolidated the lessor SPVs from its financial results. As a result, the equity attributable to lessor SPVs amounting to $73.2 million included within non-controlling interests has been deconsolidated.